REVENUE, OTHER INCOME AND GAINS - Summary of Analysis of Revenue (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
License revenue	$ 120,123	$ 35,172
Collaboration revenue	314,563	170,369
Other revenue	6,033	138
Total revenue	$ 440,719	$ 205,679